Advanced Outcomes Annuity
issued by Depositor
AMERICAN GENERAL LIFE INSURANCE COMPANY
in all states except in New York
In connection with
VARIABLE ANNUITY ACCOUNT TEN
UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2023
This updating summary prospectus provides updated information about Advanced Outcomes Annuity, a flexible premium deferred variable annuity.
The prospectus for the contract contains more information about the contract, such as the contract’s features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.corebridgefinancial.com/ProductProspectuses. You can also obtain this information at no cost by calling (855) 421-2692 or by writing to our Annuity Service Center (P.O. Box 9450 Amarillo, Texas 79105-9450).
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Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov.

Special Terms Used in this Summary Prospectus

Accumulation Phase - The period during which you invest money in your contract.
Current Funds - For initial Purchase Payments: As it applies to allocations of initial Purchase Payments, Current Funds are the Underlying Funds with the most recent Term Start Date prior to your contract issue date. The contract issue date is the date in which we issue your contract; it is not the date in which you purchase your contract or submit an application. For subsequent Purchase Payments: As it applies to allocations of subsequent Purchase Payments, Current Funds are the Underlying Funds with the most recent Term Start Date prior to us receiving your subsequent Purchase Payment in Good Order.
Good Order - Fully and accurately completed form(s) and/or instructions, including any necessary documentation, applicable to any given transaction or request received by us prior to the Transaction Cutoff, where applicable.
Purchase Payment(s) - The money you give us to buy and invest in the contract.
Net Purchase Payment(s) - Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal. Net Purchase Payments is a term that is only applicable to the optional features available under the contract, which are the optional Return of Purchase Payment Death Benefit and the 10-Year Account Value Buffer Benefit.
Next Funds - For initial Purchase Payments: As it applies to allocations of initial Purchase Payments, Next Funds are the Underlying Funds with the next Term Start Date that occurs after your contract issue date. The contract issue date is the date in which we issue your contract; it is not the date in which you purchase your contract or submit an application. For subsequent Purchase Payments: As it applies to allocations of subsequent Purchase Payments, Next Funds are the Underlying Funds with the next Term Start Date that occurs after we receive your subsequent Purchase Payment in Good Order.
NYSE - New York Stock Exchange.
Term Start Date - The date in which an Underlying Fund is made available for allocation of Purchase Payments or transfers. An Underlying Fund will have multiple Term Start Dates based upon the Fund Frequency of the strategy the Underlying Fund is managing to. Term Start Dates are generally the 10th of the month. However, if the 10th of the month is a non-NYSE business day and/or a day on which the U.S. bond market is closed for trading, the Term Start Dates will be the next NYSE business day.
Transaction Cutoff - Time by which we must receive applicable transaction requests in Good Order, which is two hours before Market Close, usually 2:00 p.m. Eastern Time. The Transaction Cutoff applies to the following transactions: transfers, surrenders, withdrawals, death benefits, cancellation requests made pursuant to the free look period, and requests to cancel the 10-Year Account Value Buffer Benefit.
Underlying Funds - The underlying investment portfolios of the Milliman Variable Insurance Trust in which the Variable Portfolio invests.
Variable Portfolio(s) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

Updated Information About Your Contract

The following is a summary of certain contract features that have changed since the prospectus dated May 2, 2022. This may not reflect all of the changes that have occurred since you purchased your contract. Please see the prospectus available on www.corebridgefinancial.com/ProductProspectuses for more information.
Strategy and Underlying Funds Additions
•
The following Strategies and Underlying Funds have been added as investment options:
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Strategy
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Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jan/Jul
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Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Feb/Aug
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Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Mar/Sep
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Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct
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Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov
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Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec
Milliman – Capital Group Hedged U.S. Growth Strategy
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Milliman – Capital Group Hedged U.S. Growth Fund
Milliman – Capital Group Hedged U.S. Income and Growth Strategy
–
Milliman – Capital Group Hedged U.S. Income and Growth Fund
•
The following Underlying Funds have been added as investment options:
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Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (II)

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Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (II)
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Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (II)
•
Information regarding the parameters applicable to the new Strategies have been added to PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of the prospectus.
Strategies and Underlying Funds Closures
•
Effective May 1, 2023, the following Underlying Funds are closed for an additional investment or transfer:
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Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Feb
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Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)
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Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)
•
Effective May 1, 2023, the following Underlying Funds are no longer available as investment options under your contract:
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Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan
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Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb
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Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar
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Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Apr
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Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May
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Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jun
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Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jul
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Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug
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Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Sep
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Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Oct
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Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Nov
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Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Dec
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Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund -Jan
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Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund -Mar
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Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund -Apr
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Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund -May
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Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund -Jun
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Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund -Jul
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Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug
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Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Sep
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Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Oct
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Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Nov
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Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Dec
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Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (I)
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Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jan (II)
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Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (II)
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Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (II)
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Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Oct (I)
As a result, the following Strategies are no longer available for investment:
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Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Strategy
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Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Strategy
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Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Strategy

Other
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The SECURE 2.0 Act OF 2022 (“SECURE 2.0”) was passed on December 29, 2022, as part of larger appropriations legislation. SECURE 2.0 includes certain provisions affecting Qualified Contracts. Please see TAXES in the prospectus.

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
You may be subject to charges for early withdrawals. Withdrawal charges do not apply to certain withdrawals, including withdrawals up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
•If you withdraw money from your contract within 6 years following each Purchase
Payment, you may be assessed a withdrawal charge of up to 7% of each Purchase
Payment withdrawn.
For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $7,000 if your maximum withdrawal charge is 7%.
				Expenses
Transaction Charges
In addition to withdrawal charges, you may be charged for other transactions. You will be charged $25.00 for each transfer in any contract year during the Accumulation Phase. The
$25.00 transfer fee will be waived on transfers made on our website or other electronic means acceptable by us. If the total number of transfers in a contract year during the
Accumulation Phase exceeds 50 (regardless of the manner in which the transfers are made), the waiver will no longer apply and you will be charged $25.00 per transfer.
				Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.25%	1.25%
	Investment Options[2] (Underlying Fund fees and expenses)	1.52%	46.07%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.20% [1]	0.75% [3]
1 As a percentage of the average daily ending net asset value allocated to the Variable
Portfolios.
2 As a percentage of Underlying Fund net assets.
3 As an annualized percentage of Net Purchase Payments.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $2,340	Highest Annual Cost: $7,971
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can gain or lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash.
•Charges may apply to withdrawals. Withdrawal charges could significantly reduce the value of your investment or the amount that you receive upon taking a withdrawal.
Withdrawals may also reduce or terminate contract guarantees.
•The tax-deferral treatment, the opportunity for long-term income, and the 10-Year
Account Value Buffer Benefit available under this contract are generally more beneficial to investors with a long-term investment horizon.

Risks Associated with Investment Options
•An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.
•Each investment option has its own unique risks.
•You should review the investment options before making an investment decision.
•If you invest in a structured outcome fund after its specified outcome period has already started, you risk your investment not experiencing the full effect of the parameters.
•The specified outcomes of a structured outcome fund may not be realized, and you risk losing some or all of your investment in those Underlying Funds.

Insurance Company Risks
An investment in the contract is subject to the risks related to us, American General Life
Insurance Company. Any obligations, guarantees, and benefits of the contract are subject to our claims-paying ability. The risks related to the insurance company are not applicable to the insurance company's Separate Account, which is insulated. More information about us is available upon request by calling the Annuity Service Center at (877) 445-1AOA (1262) or
visiting www.corebridgefinancial.com/annuities.

RESTRICTIONS
Investments
•You may transfer funds between the investment options, subject to certain restrictions and possible charges.
•Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.
•The minimum transfer amount is $100. If less than $100 would remain in an investment option after a transfer, the entire amount must be transferred.
•Not all Underlying Funds may be available at the time the contract is purchased.
•We reserve the right to remove or substitute Underlying Funds as investment options.
Investment Options
Optional Benefits	•Additional restrictions and limitations apply under the contract’s optional benefits. •Withdrawals may reduce the value of the benefit, and if you surrender your contract, the benefit will terminate.	Optional 10-Year Account Value Buffer Benefit Optional Return of Purchase Payment Death Benefit
TAXES
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•If you purchase the contract through a tax-qualified plan or individual retirement account
(IRA), there is no additional tax benefit under the contract.
•Earnings under your contract are taxed at ordinary income tax rates when withdrawn.
You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your financial representative may receive compensation for selling this contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this contract with your financial representative’s firm.
Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation.
Payments in Connection with Distribution of the Contract
Exchanges
Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

Appendix A – Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Not all Underlying Funds may be available at the time the contract is purchased.
With the exception of the Milliman Money Market Fund, all of the Underlying Funds in this variable annuity contain different Term Start Dates and Fund Frequencies. Therefore, not all the Underlying Funds listed herein may be available for allocation at the time you wish to invest in them.
For initial and subsequent Purchase Payments, you can only provide allocation instructions for Current Funds, Next Funds and the Milliman Money Market Fund. Prior to your initial or subsequent Purchase Payment being allocated to one or more Next Funds, you must first elect to allocate your initial or subsequent Purchase Payment to the money market fund where it will be invested until it is transferred to the Next Funds on their respective Term Start Dates based on your allocation instructions. Note: In certain instances, this may cause your money to be invested in the money market fund for up to 90 days before being allocated to other funds per your allocation instructions.
For Transfers, you may transfer funds to any Variable Portfolios with Term Start Dates that occurred on or before the transfer request. You may also request transfers to funds with Term Start Dates that have not yet occurred, provided, the Term Start Date occurs within 30 days from receipt of the transfer request.
This variable annuity is unlike other variable annuities because it offers specific types of funds. Other than the money market fund, all of the Underlying Funds contained within this variable annuity employ strategies which seek to provide a ‘structured outcome’ investment experience. Strategies seek to deliver performance defined by upside capture parameters and seek to provide targeted downside protection parameters based on the performance of one or more referenced indices. There are no guarantees the parameters will be met. Please see the funds' prospectuses for complete details.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Cash	Milliman Money Market Fund – Class 3 Milliman Financial Risk Management, LLC	0.43%*	N/A	N/A	N/A
Large Cap Equity	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Strategy – Class 3
	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Strategy – Class 3
	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jan/Jul Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Equity (continued)	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Feb/Aug Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Mar/Sep Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Strategy – Class 3
	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jun/Dec Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 1-Year Buffered S&P 500 with Spread Outcome Strategy – Class 3
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Equity (continued)	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 1-Year Floored S&P 500 with Par Up Outcome Strategy – Class 3
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Equity (continued)	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Strategy – Class 3[1]
	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Feb[1] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Strategy – Class 3
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jan Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Feb Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Mar Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Apr Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – May Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jun Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jul Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Aug Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Sep Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Oct Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Nov Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Dec Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Strategy – Class 3
	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I) Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (II) Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I) Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Equity (continued)	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (II) Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I) Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (II) Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I) Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Strategy – Class 3[1]
	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)[1] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)[1] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman – Capital Group Hedged U.S. Growth Strategy – Class 3
	Milliman-Capital Group Hedged U.S. Growth Fund Milliman Financial Risk Management, LLC	1.09%*	N/A	N/A	N/A
Milliman – Capital Group Hedged U.S. Income and Growth Strategy – Class 3
	Milliman-Capital Group Hedged U.S. Income and Growth Fund Milliman Financial Risk Management, LLC	1.09%*	N/A	N/A	N/A

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.
1
Closed for additional investment as of May 1, 2023.
* * *
This summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the contract, both dated May 1, 2023, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.
EDGAR Contract Identifier: C000227807